Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	105,500,526	105,500,526	105,500,526
Temporary Equity, Shares Issued	99,608,293	96,252,623	92,613,015
Temporary Equity, Shares Outstanding	99,608,293	96,252,623	92,613,015
Temporary Equity, Liquidation Preference	$ 862,298	$ 769,679	$ 699,179
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	149,793,455	149,793,455	149,793,455
Common stock, shares issued	35,693,292	35,305,759	35,154,952
Common stock, shares outstanding	35,693,292	35,305,759	35,154,952